Financial Instruments with Off-Balance Sheet Credit Risk, Whose Contract Amounts Represent Potential Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments to Extend Credit | Credit Card [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	$ 3,833,012	$ 3,583,430
Commitments to Extend Credit | Commercial Line Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	2,039,629	1,920,056
Commitments to Extend Credit | Other Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	358,572	375,565
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	11,632	12,532
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	124,709	140,064
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	$ 53,323	$ 47,493